CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Current assets:
Cash and cash equivalents	$ 1,385,265	$ 919,227
Short-term investments	73,294	313,001
Trade receivables	308,127	173,473
Tax receivables	541	2,332
Derivative assets	13,685	127,486
Prepaid expenses and other current assets	58,077	48,322
Current assets other assets classified as held for sale	1,838,989	1,583,841
Assets held for sale	60,265	43,665
Total current assets	1,899,254	1,627,506
Non-current assets:
Property and equipment, net	98,554	66,221
Deferred tax assets	42,760	36,174
Goodwill	732,666	725,758
Intangible assets, net	100,840	124,590
Right-of-use assets, net	267,328	205,300
Strategic investments	159,064	122,159
Other non-current assets	60,740	37,636
Total non-current assets	1,461,952	1,317,838
Total assets	3,361,206	2,945,344
Current liabilities:
Trade and other payables	404,908	266,497
Tax liabilities	26,367	42,051
Provisions	32,796	25,148
Deferred revenue	1,066,059	812,943
Lease obligations	40,638	42,446
Derivative liabilities	23,288	772,127
Exchangeable senior notes, net	0	348,799
Total current liabilities	1,594,056	2,310,011
Non-current liabilities:
Deferred tax liabilities	26,457	26,625
Provisions	13,804	12,435
Deferred revenue	116,621	84,652
Term loan facility, net	999,419	0
Lease obligations	274,434	214,103
Other non-current liabilities	812	2,604
Total non-current liabilities	1,431,547	340,419
Total liabilities	3,025,603	2,650,430
Equity
Share capital	25,485	25,164
Share premium	461,044	461,016
Other capital reserves	2,223,820	1,516,609
Other components of equity	53,829	104,832
Accumulated deficit	(2,428,575)	(1,812,707)
Total equity	335,603	294,914
Total liabilities and equity	$ 3,361,206	$ 2,945,344